Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 3,722	$ 5,675		$ 8,637
Less allowance for doubtful accounts	(2,535)	(4,605)	$ (1,415)	(1,415)	$ (54)
Accounts receivable, net	$ 1,187	$ 1,070		$ 7,222